Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of material related party transactions

		For the year ended December 31,
		2021	2022	2023
		RMB	RMB	RMB	US$
Services received from:	(i)
Kingsoft Group		19,139	15,236	14,248	2,007
Tencent Group		32,594	20,534	13,293	1,872
OrionStar Group		3,756	347	2,324	327
Services provided to:	(ii)
Tencent Group		40,333	12,479	9,565	1,347
OrionStar Group		3,862	2,610	2,402	338
Pixiu Group		9,614	433	972	137
Live.me Group		11,718	33,305	35,006	4,930
Purchase of products and equipment:
OrionStar Group	(iii)	40,290	1,130	991	140
Loans and investments provided to:
OrionStar Group	(iv)	100,000	—	—	—
Pixiu Group	(v)	—	14,181	—	—

(i)
The Group entered into agreements with Kingsoft Group pursuant to which Kingsoft Group provided services including cloud services, leasing, license and other miscellaneous services to the Group; The Group entered into agreements with Tencent Group pursuant to which Tencent Group provided promotion and cloud services to the Group; The Group entered into agreements with OrionStar Group pursuant to which OrionStar Group provided technical support services to the Group.
(ii)
The Group entered into agreement with Tencent Group to provide online marketing services to Tencent Group; The Group entered into agreement with Live.me, Pixiu Group and OrionStar Group to provide technical support, multi-cloud management and other services.
(iii)
The Group entered into distribution and several robotics purchase agreements with OrionStar Group, pursuant to which the Group purchased robotics products from OrionStar Group.
(iv)
In 2021, the Group provided a convertible loan of RMB100,000 at an annual simple interest rate of 8% with 2 years maturity term to Beijing OrionStar. The Group does not have right to convert all or part of the principal and accumulated unpaid interest into the Beijing OrionStar’s equity interest until a qualified equity financing occurs or upon maturity. The conversion features were considered as embedded derivatives that do not meet the criteria to be bifurcated and were accounted for together with the loan receivable. In October 2023, the group agreed to extend the maturity date by one year and it was deemed to be settled upon the completion of acquisition of Beijing OrionStar on November 30, 2023.
(v)
The Group entered into loan agreements with Pixiu Group including a 3-year capital allocation loan which the original expiration date was January 2022. In 2021, the remaining principal balance was revolved to January 2024. In 2023, the Group agreed to further extend the expiration date for the outstanding principal balance to December 2024.

Summary Of Accounts Receivable Related Party Debt Allowance For Credit Loss

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB	US$
Balance as of January 1	58,786	67,089	9,449
Addition/(reverse)	7,846	(30,534)	(4,301)
Amounts written off	—	(1,026)	(145)
Foreign Exchange effect	457	53	7
Total	67,089	35,582	5,010

Amount due from related parties
Schedule of material related party transactions

	As of December 31,
	2022	2023
	RMB	RMB	US$
Live.me Group	13,129	20,654	2,909
Tencent Group	4,529	5,476	771
Pixiu Group	25,104	21,097	2,971
OrionStar Group(i)	134,548	—	—
Kingsoft Group	5,019	4,188	590
Other related parties (ii)	20,610	20,090	2,830
Total	202,939	71,505	10,071

(i)
As of December 31, 2022, the balances of due from OrionStar Group primarily included convertible loan of RMB100,000 and prepayments made for the purchase of robotics products.
(ii)
As of December 31, 2022 and 2023, the amount of due from other related parties included convertible loans of RMB21,000 to a related party, which has been fully impaired as of December 31, 2022 and 2023.

Amount due to related parties
Schedule of material related party transactions

	As of December 31,
	2022	2023
	RMB	RMB	US$
OrionStar Group	799	—	—
Tencent Group	15,132	9,776	1,377
Live.me Group	10	—	—
Kingsoft Group	3,969	3,597	507
Other related parties(i)	3,719	70,774	9,968
Total	23,629	84,147	11,852

(i)
As of December 31, 2023, the amount of due to other related parties primarily included a one year convertible loan with principal amount of RMB40,265(US$5,671) due by Beijing OrionStar to Mr. Sheng Fu, chief executive officer and director of the Group.